Investment In Morgan Stanley (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Apr. 21, 2011
Schedule of Equity Method Investments [Line Items]
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	¥ 139,320
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock			808,266
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock		385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment		75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock		3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock		22.40%
Percentage of decline in the quoted market price of affiliate 's common stock	41.00%
Impairment losses on investments to affiliate 's common stock	¥ 579,468